Financial instruments and fair value disclosures - Liquidity risk (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	$ 27,257	$ 33,519	$ 19,528
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	20,949	23,809	17,069
More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	2,307	1,760
More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	4,001	7,950	2,459
Trade and other payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	18,831	22,655	17,069
Trade and other payables | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	18,831	22,655	17,069
Deferred government grants
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	24	4,183	2,459
Deferred government grants | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	24	4,183	$ 2,459
Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	8,402	6,681
Lease liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	2,118	1,154
Lease liabilities | More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	2,307	1,760
Lease liabilities | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	$ 3,977	$ 3,767